Commitments and Contingencies - Operating Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Rental expenses	¥ 30,636,589	¥ 37,786,840	¥ 82,161,925